Shareholder Report, Average Annual Return (Details) 194067_Innovator Growth-100 Power Buffer ETF - November_TF_TSR Annual {TF}	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - November
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - November NAV
Average Annual Return, Percent	15.19%	15.19%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	30.95%	30.95%
NASDAQ 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Average Annual Return, Percent	30.00%	30.00%